Note 13 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Expense	$ 1,107	$ 725	$ 878
Short-term Lease, Cost	116	$ 20		$ 0
Short-Term Lease Commitment, Amount	$ 54